Intangible Assets (Details) - SEK (kr) kr in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Intangible Assets
Cost at opening balance		kr 418,825	kr 418,825
Acquisition license			16,066
Exchange difference on translation	kr 1,533	8,029	(7,498)
Cost at closing balance		426,854
Licenses and similar rights
Intangible Assets
Cost at closing balance	363,600	388,100
Goodwill.
Intangible Assets
Cost at closing balance	37,400	38,700
Cost at closing balance
Intangible Assets
Cost at opening balance	427,393
Cost at closing balance	428,926	kr 426,854	427,393
Amortisation and impairment at closing balance
Intangible Assets
Cost at opening balance	(27,975)
Cost at closing balance	kr (27,975)		kr (27,975)